united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/18

ITEM 1. REPORTS TO SHAREHOLDERS.

Advised by Redwood Investment Management, LLC

Annual Report

October 31, 2018

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-855-RED-FUND (733-3863) www.redwoodmutualfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.redwoodfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

Redwood Mutual Fund Returns:

Fixed-Income

Redwood Managed Volatility Fund (RWDIX): -0.65%*

Redwood Managed Municipal Income Fund (RWMIX): 1.64%*

Equity

Redwood AlphaFactor® Core Equity Fund (RWAIX): 7.08%*

Redwood AlphaFactor® Tactical Core Fund (RWTIX): 1.12%*

Redwood AlphaFactor® Tactical International (RWIIX): -1.58%^

Redwood Systematic Macro Trend (RWSIX): -1.52%^

Redwood Activist Leaders (RWLIX): -1.14%^

*	From November 1, 2017 through October 31, 2018.

^	From November 2, 2017 (inception date of these funds) through October 31, 2018.

Source: Gemini Fund Services.

Equities

While the S&P500 again reached new highs in the third quarter of 2018, after having its best quarterly performance in 5 years, October ended the funds’ fiscal year with the worst monthly performance since 2011. This contrast reflects the wide variability experienced by equity investors throughout the Funds’ fiscal year with multiple new highs being set by the S&P 500 and even by international stocks as reflected in the ACWI ex US index, only to be followed by double digit drawdowns. Redwood AlphaFactor® strategies participated in the early stages of the systematic rally in equities, but as the fiscal year wore on, and US equity performance became more narrowly focused in the largest technology stocks, AlphaFactor strategies diversification did not capture the tops of that performance. However, Redwood’s AlphaFactor Tactical International was able to add value through risk management as international equities experienced significant downside volatility in the latter half of the fiscal year.

Fixed Income

Stocks continued to set new records, before the sell-off in October, bond investors continued to face the conundrum of how to generate satisfying returns in the current environment. Once again, during this fiscal year, the Bloomberg Barclays Aggregate Bond Index did not produce any returns, ending down more than 2%. However, Redwood Managed Municipal fund was able to generate a modest positive return and Redwood Managed Volatility fund was able to manage drawdown less than the Aggregate Bond Index over the fiscal year.

Risk Realization

As we warned of rising risk complacency in last year’s annual shareholder letter, this year began to see some of that risk come to bear and ultimately realize negative performance across a wide swath of risk assets including emerging markets, international equities, and US equities. Just as complacency can and often does extend longer than many expect, so too can the pendulum swing to the opposite side of risk aversion when losses start to mount. Significant, unexpected losses can drive investor behavior to exacerbate those losses through additional selling. Fortunately, at Redwood, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

For the majority of the Redwood Mutual Funds, this approach employs multiple factors that seek to stay invested while markets are appreciating, but also seek to be defensive in a “risk-off” position if markets are depreciating. Whether markets are going up or down, our bias is to be ready when things change.

We encourage you to talk with your financial advisor or visit us online at www.redwoodmutualfunds.com. Thank you for your continued trust.

Sincerely,

Michael Messinger

Principal & Co-Portfolio Manager

Redwood Investment Management, LLC

3007-NLD-1/3/2019

Redwood Managed Volatility Fund

PORTFOLIO REVIEW

October 31, 2018 (Unaudited)

The Fund’s performance figures* for the periods ended October 31, 2018, compared to its benchmark:

		Annualized Three	Annualized Since
	One Year	Years	Inception(a)
Class I	(0.65)%	5.01%	3.13%
Class N	(0.97)%	4.75%	2.88%
Class Y	(0.64)%	5.03%	3.23%
BofA ML 3-5 Yr Treasury Index (b)	(1.22)%	0.30%	1.01%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.98% for Class I shares, 2.23% for Class N shares, and 1.98% for Class Y shares per the February 28, 2018 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.67%, 1.92% and 1.43% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	BofA Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $20,000,000 Investment ^

^	Performance shown is for Class Y shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2018
% of Net Assets
Mutual Funds	92.3%
Exchange Traded Fund	5.7%
Short-Term Investment	0.3%
Cash and Other Assets Less Liabilities	1.7%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund

PORTFOLIO REVIEW

October 31, 2018 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2018, compared to its benchmark:

	One Year	Since Inception(a)
Class I	1.64%	3.95%
Class N	1.31%	3.71%
Bloomberg Barclays U.S. Municipal Bond Index (b)	(0.51)%	2.35%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.87% for Class I shares and 2.12% for Class N shares per the February 28, 2018 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.25% and 1.00% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $250,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2018
% of Net Assets
Short-Term Investments	99.3%
Cash and Other Assets Less Liabilities	0.7%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical Core Fund

PORTFOLIO REVIEW

October 31, 2018 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2018, compared to its benchmark:

	One Year	Since Inception(a)
Class I	1.12%	5.97%
Class N	0.89%	5.82%
Redwood AlphaFactor® Tactical Focused Index (b)	2.68%	7.58%
S&P 500 Total Return Index (c)	7.35%	10.75%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.20% for Class I shares and 1.45% for Class N shares per the February 28, 2018 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical Core Fund commenced operations on March 9, 2017.

(b)	The Redwood AlphaFactor® Tactical Focused Index, the Fund advisor’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 3,000 U.S. common stocks based on market capitalization, with a tactical overlay that seeks to determine when equity exposure should be turned on or off. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $250,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2018
% of Net Assets
Retail	13.6%
Diversified Financial Services	9.1%
REITS	7.3%
Internet	6.3%
Oil & Gas	6.2%
Lodging	6.2%
Auto Manufacturers	3.8%
Healthcare-Services	3.6%
Insurance	3.6%
Home Builders	3.5%
Other/Cash and Equivalents	36.8%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund

PORTFOLIO REVIEW

October 31, 2018 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2018, compared to its benchmark:

Since Inception(a)
Class I	(1.58)%
Class N	(1.79)%
Redwood AlphaFactor® Tactical International Index (b)	2.78%
MSCI AC World Index ex-US Net (c)	(8.80)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.20% for Class I shares and 1.45% for Class N shares per the November 1, 2017 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 1, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. The Strategy also employs a multi-factor tactical risk management overlay that seeks to exit positions during periods identified by the advisor as above-average risk. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment ^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2018
% of Net Assets
Short-Term Investments	92.1%
Other/Cash and Equivalents	7.9%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund

PORTFOLIO REVIEW

October 31, 2018 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2018, compared to its benchmark:

Since Inception(a)
Class I	(1.27)%
Class N	(1.52)%
MS Category Avg-Tactical Allocation (b)	(2.08)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.50% for Class I shares and 1.75% for Class N shares per the November 1, 2017 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November I, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.55% and 1.30% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Tactical Allocation is the average of all funds defined categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage

Comparison of the Change in Value of a $10,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2018
% of Net Assets
Exchange Traded Funds	76.5%
Electric	2.5%
REITS	2.0%
Pharmaceuticals	1.9%
Telecommunications	1.5%
Commercial Services	1.5%
Food	1.4%
Oil & Gas	1.4%
Computers	1.3%
Agriculture	1.1%
Other/Cash and Equivalents	8.9%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Activist LeadersTM Fund

PORTFOLIO REVIEW

October 31, 2018 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2018, compared to its benchmark:

Since Inception(a)
Class I	(1.14)%
Class N	(1.34)%
Redwood Activist LeadersTM Index (b)	1.06%
S&P 500 Total Return Index (c)	7.14%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 0.90% for Class I shares and 1.15% for Class N shares per the November 1, 2017 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 1, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement ( exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.15% and 0.90% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Activist LeadersTM Fund commenced operations on November 2, 2017.

(b)	Redwood Activist LeadersTM Index, the Fund advisor’s proprietary index, focuses on stocks that are the target of shareholder activism utilizing a proprietary selection methodology built on the foundation of tracking public SEC 13D filings of Activist LeadersTM as defined by the advisor. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2018
% of Net Assets
Commercial Services	7.6%
Software	7.5%
Computers	7.5%
Retail	7.5%
Internet	5.1%
Auto Parts & Equipment	5.1%
Pharmaceuticals	5.0%
Food	5.0%
Diversified Financial Services	5.0%
Healthcare Products	2.6%
Other/Cash and Equivalents	42.1%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Volatility Fund

PORTFOLIO OF INVESTMENTS

October 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUND - 5.7%
	DEBT FUND - 5.7%
429,000	iShares 0-5 Year High Yield Corporate Bond ETF	$19,824,090
	TOTAL EXCHANGE TRADED FUND (Cost - $20,014,866)	19,824,090

	MUTUAL FUNDS - 92.3%
	DEBT FUNDS - 92.3%
1,007,408	AlphaCentric Income Opportunities Fund- Class I	$12,471,709
982,682	BlackRock - Floating Rate Income Portfolio - Institutional Shares	9,944,742
332,029	Credit Suisse Floating Rate High Income Fund - Class I	2,264,438
1,109,139	Deer Park Total Return Credit Fund - Class I	12,488,909
1,785,027	Dreyfus High Yield Fund - Institutional Shares	10,710,164
10,847,397	Eaton Vance Income Fund of Boston- Institutional Shares	59,660,681
781,981	Goldman Sachs High Yield Floating Rate Fund - Institutional Shares	7,483,554
2,764,690	Invesco High Yield Fund - Retail Shares	11,114,054
8,653,822	JPMorgan High Yield Fund - Institutional Shares	61,528,677
1,692,939	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y	16,523,085
4,145,453	Lord Abbett Floating Rate Fund - Class I	37,765,074
14,743,443	MainStay High Yield Corporate Bond Fund - Institutional Shares *	81,531,241
7,329	Salient Select Income Fund - Institutional Shares	151,353
	TOTAL MUTUAL FUNDS (Cost - $332,807,735)	323,637,681

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
4,047	Blackrock Liquidity Funds T-Fund Portfolio - Institutional Class, 2.07% +	4,047
189,164	Goldman Sachs Financial Square Funds - Institutional Class, 2.31% +	189,164
947,617	Morgan Stanley Institutional Liquidity Fund - Institutional Class, 2.29% +	947,617
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,140,828)	1,140,828

	TOTAL INVESTMENTS - 98.3% (Cost - $353,963,429)	$344,602,599
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.7%	5,846,943
	TOTAL NET ASSETS - 100.0%	$350,449,542

*	All or portion of this security is segregated as collateral for swaps at Barclays. As of the year ended October 31, 2018 there are no open swaps held at Barclays

+	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

CREDIT DEFAULT SWAP

Notional					Pay/Receive			Unrealized
Amount	Initial Funding	Reference Entity (1)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$60,000,000	$3,608,000	To Sell Protection - CDX	BNP	12/20/2023	Receive	5.00%	$3,328,840	$(279,160)
		HYS31 SWAP 5YR PRC
							$3,328,840	$(279,160)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund

PORTFOLIO OF INVESTMENTS

October 31, 2018

Shares		Fair Value
	SHORT-TERM INVESTMENT - 99.3%
	MONEY MARKET FUND - 99.3%
49,020,564	Blackrock Liquidity Funds Municash Portfolio - Institutional Class, 1.45% +^	$49,025,466
40,000,989	JP Morgan Municipal Money Market Fund - Institutional Class, 1.39% +^	40,000,989
80,005,466	JP Morgan Tax Free Money Market Fund - Institutional Class, 1.38% +	80,005,466
	TOTAL SHORT-TERM INVESTMENT (Cost - $169,031,921)	169,031,921

	TOTAL INVESTMENTS - 99.3% (Cost - $169,031,921)	$169,031,921
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.7%	1,159,473
	TOTAL NET ASSETS - 100.0%	$170,191,394

+	Money market fund; interest rate reflects seven day effective yield on October 31, 2018.

^	All or portion of this security is segregated as collateral for line of credit. As of the year ended October 31, 2018 the line of credit was not utilized.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund

PORTFOLIO OF INVESTMENTS

October 31, 2018

Shares		Fair Value
	COMMON STOCK - 97.0%
	AEROSPACE & DEFENSE - 3.2%
27,316	Spirit AeroSystems Holdings, Inc.	$2,294,817

	APPAREL - 3.1%
29,753	NIKE, Inc.	2,232,665

	AUTO MANUFACTURERS - 3.8%
74,831	General Motors Co.	2,738,066

	BANKS - 3.4%
89,195	Fifth Third Bancorp	2,407,373

	COMMERCIAL SERVICES - 2.9%
50,676	CoreLogic, Inc. *	2,058,459

	COMPUTERS - 3.3%
97,207	HP, Inc.	2,346,577

	DIVERSIFIED FINANCIAL SERVICES - 9.1%
52,245	Lazard Ltd.	2,076,216
79,854	Legg Mason, Inc.	2,253,480
185,732	Navient Corp.	2,150,777
		6,480,473
	ENTERTAINMENT - 2.7%
35,931	Six Flags Entertainment Corp.	1,935,244

	HEALTHCARE-SERVICES - 3.6%
12,157	Cigna Corp.	2,599,288

	HOME BUILDERS - 3.5%
100,352	PulteGroup, Inc.	2,465,649

	INSURANCE - 3.6%
19,835	Erie Indemnity Co.	2,572,401

	INTERNET - 6.3%
76,578	eBay, Inc. *	2,223,059
15,781	VeriSign, Inc. *	2,249,424
		4,472,483
	LEISURE TIME - 3.0%
55,483	Harley-Davidson, Inc.	2,120,560

	LODGING - 6.2%
31,395	Hyatt Hotels Corp.	2,172,534
18,958	Marriott International, Inc.	2,216,001
		4,388,535
	MISCELLANEOUS MANUFACTURING - 2.8%
20,744	Carlisle Cos, Inc.	2,003,663

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2018

Shares		Fair Value
	COMMON STOCK - 97.0% (Continued)
	OIL & GAS - 6.2%
32,383	ConocoPhillips	$2,263,572
30,790	Marathon Petroleum Corp.	2,169,155
		4,432,727
	PACKAGING & CONTAINERS - 2.8%
62,708	Sealed Air Corp.	2,029,231

	PHARMACEUTICALS - 3.4%
57,234	Pfizer, Inc.	2,464,496

	REITS - 7.3%
208,045	Retail Properties of America, Inc.	2,552,712
91,559	STORE Capital Corp.	2,657,958
		5,210,670
	RETAIL - 13.6%
49,218	Foot Locker, Inc.	2,320,136
38,118	Signet Jewelers Ltd.	2,136,514
34,364	Walgreens Boots Alliance, Inc.	2,741,216
27,666	Yum! Brands, Inc.	2,501,283
		9,699,149
	SOFTWARE - 3.2%
40,020	CDK Global, Inc.	2,290,745

	TOTAL COMMON STOCK (Cost - $73,131,379)	69,243,271

	TOTAL INVESTMENTS - 97.0% (Cost - $73,131,379)	$69,243,271
	CASH, OTHER ASSETS AND LIABILITIES - NET - 3.0%	2,168,006
	TOTAL NET ASSETS - 100.0%	$71,411,277

*	Non-Income producing security.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund

PORTFOLIO OF INVESTMENTS

October 31, 2018

Shares		Fair Value
	SHORT-TERM INVESTMENT - 92.1%
	MONEY MARKET FUND - 92.1%
19,119,931	BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 2.07% +	$19,119,931
3,026,330	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Institutional Class, 2.31% +	3,026,937
53,166,820	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.29% +#	53,190,623
	TOTAL SHORT-TERM INVESTMENT (Cost - $75,337,491)	75,337,491

	TOTAL INVESTMENTS - 92.1% (Cost - $75,337,491)	$75,337,491
	CASH, OTHER ASSETS AND LIABILITIES - NET - 7.9%	6,443,786
	TOTAL NET ASSETS - 100.0%	$81,781,277

+	Variable rate security. Interest rate is as of October 31, 2018.

#	All or portion of this security is segregated as collateral for swaps at Barclays. As of the year ended October 31, 2018 there are no open swaps held at Barclays

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund

PORTFOLIO OF INVESTMENTS

October 31, 2018

Shares		Fair Value
	COMMON STOCK - 22.5%
	AGRICULTURE - 1.1%
4,749	Altria Group, Inc.	$308,875
3,570	Philip Morris International, Inc.	314,410
		623,285
	AUTO MANUFACTURERS - 1.0%
29,437	Ford Motor Co.	281,123
7,743	General Motors Co.	283,316
		564,439
	BIOTECHNOLOGY - 0.4%
3,670	Gilead Sciences, Inc.	250,221

	CHEMICALS - 0.8%
1,671	Air Products & Chemicals, Inc.	257,919
3,959	DowDuPont, Inc.	213,469
		471,388
	COMMERCIAL SERVICES - 1.5%
10,377	H&R Block, Inc.	275,406
10,748	Nielsen Holdings PLC	279,233
14,710	Western Union Co.	265,368
		820,007
	COMPUTERS - 1.3%
11,270	HP, Inc.	272,058
1,903	International Business Machines Corp.	219,663
5,218	Seagate Technology PLC	209,920
		701,641
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
11,580	Invesco Ltd.	251,402

	ELECTRIC - 2.5%
3,939	Dominion Energy, Inc.	281,323
7,443	FirstEnergy Corp.	277,475
9,361	PPL Corp.	284,574
7,291	SCANA Corp.	292,004
6,357	Southern Co.	286,256
		1,421,632
	FOOD - 1.4%
6,051	General Mills, Inc.	265,034
4,808	Kraft Heinz Co.	264,296
4,447	Tyson Foods, Inc.	266,464
		795,794
	FOREST PRODUCTS & PAPER - 0.4%
5,421	International Paper Co.	245,897

	HOUSEWARES - 0.4%
12,848	Newell Brands, Inc.	204,026

	MACHINERY- DIVERSIFIED- 0.5%
1,962	Cummins, Inc.	268,186

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2018

Shares		Fair Value
	COMMON STOCK - 22.5% (Continued)
	MISCELLANEOUS MANUFACTURING - 0.8%
3,350	Eaton Corp PLC	$240,095
21,561	General Electric Co.	217,766
		457,861

	OIL & GAS - 1.4%
3,473	Exxon Mobil Corp.	276,729
4,252	Helmerich & Payne, Inc.	264,857
3,469	Occidental Petroleum Corp.	232,666
		774,252
	PACKAGING & CONTAINERS - 0.8%
2,519	Packaging Corp of America	231,269
5,025	WestRock Co.	215,925
		447,194
	PHARMACEUTICALS - 1.9%
2,886	AbbVie, Inc,	224,675
5,347	Cardinal Health, Inc.	270,558
4,067	Merck & Co., Inc.	299,372
6,712	Pfizer, Inc.	289,019
		1,083,624
	PIPELINES - 0.9%
4,212	ONEOK, Inc.	276,307
9,421	Williams Cos, Inc.	229,213
		505,520
	REITS - 2.0%
10,304	HCP, Inc.	283,875
16,319	Kimco Realty Corp.	262,573
4,653	Ventas, Inc.	270,060
4,177	Welltower, Inc.	275,974
		1,092,482
	RETAIL - 0.5%
7,659	Macy’s, Inc.	262,627

	SEMICONDUCTORS - 0.5%
4,060	QUALCOMM, Inc.	255,333

	TELECOMMUNICATIONS - 1.5%
8,737	AT&T, Inc.	268,051
12,974	CenturyLink, Inc.	267,783
5,118	Verizon Communications, Inc.	292,187
		828,021
	TRANSPORTATION - 0.4%
2,266	United Parcel Service, Inc.	241,420

	TOTAL COMMON STOCK (Cost - $13,477,404)	12,566,252

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 76.5%
	DEBT FUNDS - 57.8%
127,890	iShares iBoxx $ High Yield Corporate Bond ETF	$10,787,522
290,894	iShares US Preferred Stock ETF	10,512,909
217,922	SPDR Bloomberg Barclays Convertible Securities	10,948,401
		32,248,832
	EQUITY FUNDS - 18.7%
36,289	iShares Core S&P Small-Cap ETF	2,832,356
76,877	Schwab International Small-Cap Equity ETF	2,461,602
23,857	Vanguard FTSE All World ex-US Small-Cap ETF	2,405,263
18,883	Vanguard Small-Cap ETF	2,759,373
		10,458,594

	TOTAL EXCHANGE TRADED FUNDS (Cost - $44,990,737)	42,707,426

	TOTAL INVESTMENTS - 99.0% (Cost - $58,468,141)	$55,273,678
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.0%	557,118
	TOTAL NET ASSETS - 100.0%	$55,830,796

PLC - Public Liability Company

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Redwood Activist LeadersTM Fund

PORTFOLIO OF INVESTMENTS

October 31, 2018

Shares			Fair Value
		COMMON STOCK - 98.1%
		AUTO MANUFACTURERS - 2.5%
23,275		Navistar International Corp. *	$779,480

		AUTO PARTS & EQUIPMENT- 5.1%
25,492		Adient PLC	775,467
22,514		Tenneco, Inc.	775,157
			1,550,624
		CHEMICALS - 2.5%
71,755		Platform Specialty Products Corp. *	776,389

		COMMERCIAL SERVICES - 7.6%
56,649		Hertz Global Holdings, Inc. *	778,924
29,572		Nielsen Global Holdings PLC	768,281
51,595		Travelport Worldwide Ltd.	771,861
			2,319,066
		COMPUTERS - 7.5%
40,320		Conduent, Inc. *	770,112
8,557		Dell Technologies, Inc. *	773,467
19,210		Seagate Technology PLC	772,818
			2,316,397
		DISTRIBUTION / WHOLESALE - 2.5%
15,354		Wesco International, Inc. *	770,464

		DIVERSIFIED FINANCIAL SERVICES - 5.0
3,740		Alliance Data Systems Corp.	771,113
75,421		SLM Corp. *	764,769
			1,535,882
		ELECTRONICS - 2.5%
31,917		nVent Electric PLC	779,413

		ENVIRONMENTAL CONTROL - 2.5%
19,153		Pentair PLC	768,993

		FOOD - 5.0%
20,643		Campbell Soup Co.	772,255
—	^	Conagra Brands, Inc.	5
10,793		Syso Corp.	769,865
			1,542,125
		HEALTHCARE-PRODUCTS - 2.6%
12,679		Baxter International, Inc.	792,564

		HOUSEWARES - 2.6%
49,203		Newell Brands, Inc.	781,344

		INSURANCE - 2.5%
53,929		AmTrust Financial Services, Inc.	773,342

		INTERNET - 5.1%
29,875		Cars.com, Inc. *	780,036
43,488		Symantec Corp.	789,307
			1,569,343
		MACHINERY-CONSTRUCTION & MINING - 2.6%
23,572		Terex Corp.	787,069

The accompanying notes are an integral part of these financial statements.

Redwood Activist LeadersTM Fund

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2018

Shares		Fair Value
	COMMON STOCK - 98.1% (Continued)
	MACHINERY-DIVERSIFIED - 2.5%
41,232	Welbilt, Inc. *	$771,863

	MISCELLANEOUS MANUFACTURING - 2.5%
26,759	Trinity Industries, Inc.	763,969

	OFFICE & BUSINESS EQUIPMENT - 2.5%
27,578	Xerox Corp.	768,599

	PHARMACEUTICALS - 5.0%
14,452	Herbalife Ltd. *	769,714
10,992	Perrigo Co. PLC	772,738
		1,542,452
	PIPELINES - 2.5%
12,762	Cheniere Energy, Inc. *	770,952

	PRTIVATE EQUITY - 2.5%
32,335	KKR & Co., Inc.	764,723

	REITS - 2.5%
30,776	Forest City Realty Trust, Inc.	774,324

	RETAIL - 7.5%
1,663	Chipotle Mexican Grill, Inc. *	765,529
9,809	Jack in the Box, Inc.	774,224
6,910	Tiffany & Co.	769,083
		2,308,836
	SAVINGS & LOANS - 2.5%
68,429	Investors Bancorp, Inc.	765,036

	SEMICONDUCTORS - 2.5%
46,825	Marvell Technology Group Ltd.	768,398

	SOFTWARE - 7.5%
10,547	Akamai Technologies, Inc. *	762,021
6,061	athenahealth, Inc. *	773,020
13,456	CommVault Systems, Inc. *	783,408
		2,318,449

	TOTAL COMMON STOCK (Cost - $33,643,336)	30,160,096

	TOTAL INVESTMENTS - 98.1% (Cost - $33,643,336)	$30,160,096
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.9%	598,074
	TOTAL NET ASSETS - 100.0%	$30,758,170

*	Non-Income producing security.

PLC - Public Liability Company

REIT - Real Estate Investment Trust

^	Amount represents less than 1 share.

The accompanying notes are an integral part of these financial statements.

Redwood Funds

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2018

	Redwood Managed		Redwood Managed		Redwood AlphaFactor®
	Volatility Fund		Municipal Income Fund		Tactical Core Fund
Assets:
Investment Securities:
At Cost	$353,963,429		$169,031,921		$73,131,379
At Value	344,602,599		169,031,921		69,243,271
Cash	2,431,577	*	1,093,357	**	1,924,862
Deposit at Broker for open Swap Contracts	3,747,724		—		—
Receivable for Fund Shares Sold	185,971		52,323		223,875
Dividends and Interest Receivable	461,133		315,870		30,519
Receivable from Related Parties	—		11,587		—
Prepaid Expenses and Other Assets	137,215		70,048		52,384
Total Assets	351,566,219		170,575,106		71,474,911

Liabilities:
Distribution (12b-1) Fees Payable	3,185		35		222
Unrealized Depreciation Swap	279,160		—		—
Investment Advisory Fees Payable	299,718		115,395		52,485
Payable for Fund Shares Redeemed	522,529		249,563		4,726
Payable to Related Parties	12,085		—		6,201
Accrued Distribution Payable	—		18,719		—
Total Liabilities	1,116,677		383,712		63,634
Net Assets	$350,449,542		$170,191,394		$71,411,277

Class I Net Assets	$52,092,746		$170,029,630		$70,528,059
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,504,663		11,105,417		4,331,357
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.86		$15.31		$16.28

Class N Net Assets	$13,363,573		$161,764		$883,218
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	900,503		10,362		54,348
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.84		$15.61		$16.25

Class Y Net Assets	$284,993,223
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	19,065,982
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.95

Net Assets Consist Of:
Paid-in-Capital	$371,856,992		$172,152,681		$68,947,656
Accumulated Earnings (Deficits)	(21,407,450)		(1,961,287)		2,463,621
Net Assets	$350,449,542		$170,191,394		$71,411,277

*	All or portion of the cash is held in a segregated Barclays account.

**	All or portion of the cash is held in a segregated BNP account.

The accompanying notes are an integral part of these financial statements.

Redwood Funds

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2018

	Redwood AlphaFactor®		Redwood Systematic	Redwood Activist
	Tactical International Fund		Macro Trend “SMarT” Fund	LeadersTM Fund
Assets:
Investment Securities:
At Cost	$75,337,491		$58,468,141	$33,643,336
At Value	75,337,491		55,273,678	30,160,096
Cash	6,200,864	*	479,834	1,918,455
Receivable for securities sold	—		—	1,243,306
Receivable for Fund Shares Sold	215,096		116,227	83,169
Dividends and Interest Receivable	131,104		19,700	15,766
Prepaid Expenses and Other Assets	27,336		28,617	18,698
Total Assets	81,911,891		55,918,056	33,439,490

Liabilities:
Payable for Investments Purchased	—		—	2,635,734
Distribution (12b-1) Fees Payable	33		30	14
Investment Advisory Fees Payable	58,928		43,956	5,753
Payable for Fund Shares Redeemed	37,966		4,910	1,248
Payable to Related Parties	4,153		4,979	3,725
Accrued Expenses and Other Liabilities	29,534		33,385	34,846
Total Liabilities	130,614		87,260	2,681,320
Net Assets	$81,781,277		$55,830,796	$30,758,170

Class I Net Assets	$81,628,456		$55,693,857	$30,696,083
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	5,565,783		3,846,323	2,072,925
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.67		$14.48	$14.81

Class N Net Assets	$152,821		$136,939	$62,087
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	10,424		9,462	4,198
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.66		$14.47	$14.79

Net Assets Consist Of:
Paid-in-Capital	$85,802,403		$58,749,079	$33,568,062
Accumulated Deficits	(4,021,126)		(2,918,283)	(2,809,892)
Net Assets	$81,781,277		$55,830,796	$30,758,170

*	All or portion of the cash is held in a segregated Barclays account.

The accompanying notes are an integral part of these financial statements.

Redwood Funds

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2018

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®
	Volatility Fund	Municipal Income Fund	Tactical Core Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $2,284)	$18,462,438	$3,505,929	$1,830,334
Interest Income	972,427	371,386	8,123
Total Investment Income	19,434,865	3,877,315	1,838,457

Expenses:
Investment Advisory Fees	5,464,612	717,739	728,042
Distribution (12b-1) Fees	48,391	307	1,728
Shareholder Service Fee	373,367	66,368	73,862
Line of Credit	—	81,335	—
Administrative Fees	208,525	28,823	29,073
Transfer Agent Fees	197,618	27,827	11,066
Fund Accounting Fees	22,142	11,559	9,994
Legal fees	22,735	38,558	27,559
Custody Fees	54,515	10,596	10,795
Registration Fees	70,347	35,000	34,001
Chief Compliance Officer Fees	11,299	6,700	7,869
Audit Fees	17,448	20,600	20,599
Printing Expense	56,265	7,000	9,001
Trustees’ Fees	9,366	8,999	8,501
Insurance Expense	23,454	3,168	1,891
Miscellaneous Expenses	23,841	7,700	9,401
Total Expenses	6,603,925	1,072,279	983,382
Fees Recaptured (Reimbursed) by the Advisor	(205,927)	—	(10,685)
Net Expenses	6,397,998	1,072,279	972,697

Net Investment Income (Loss)	13,036,867	2,805,036	865,760

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments	(2,678,721)	(1,799,904)	5,912,134
Swap Contracts	(1,146,106)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(12,017,383)	(517,462)	(5,972,064)
Swap Contracts	(490,897)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(16,333,107)	(2,317,366)	(59,930)

Net Increase in Net Assets Resulting From Operations	$(3,296,240)	$487,670	$805,830

The accompanying notes are an integral part of these financial statements.

Redwood Funds

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2018

	Redwood AlphaFactor®	Redwood Systematic	Redwood Activist
	Tactical International Fund*	Macro Trend “SMarT” Fund*	LeadersTM Fund *
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $26,037, $0, $0)	$348,737	$1,675,664	$307,678
Interest Income	754,810	7,608	5,520
Total Investment Income	1,103,547	1,683,272	313,198

Expenses:
Investment Advisory Fees	565,015	466,412	185,985
Distribution (12b-1) Fees	270	244	118
Shareholder Service Fee	52,490	44,488	32,080
Administrative Fees	28,838	23,854	16,161
Transfer Agent Fees	8,866	6,863	5,886
Fund Accounting Fees	20,309	19,630	18,483
Legal fees	29,807	31,572	31,572
Custody Fees	10,154	7,699	5,447
Registration Fees	11,080	12,746	17,986
Chief Compliance Officer Fees	5,427	5,427	6,284
Audit Fees	19,102	18,678	18,725
Printing Expense	7,779	6,643	6,200
Trustees’ Fees	10,993	10,993	10,943
Insurance Expense	3,554	1,959	1,804
Miscellaneous Expenses	2,749	1,999	2,749
Total Expenses	776,433	659,207	360,423
Fees Recaptured (Reimbursed) by the Advisor	(20,123)	(50,647)	(80,576)
Net Expenses	756,310	608,560	279,847

Net Investment Income (Loss)	347,237	1,074,712	33,351

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments and Foreign Exchange Transactions	(1,591,905)	279,044	670,231
Total Return Swap Contracts	(2,310,035)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Exchange Transactions	(269)	(3,194,463)	(3,483,240)
Net Realized and Unrealized Gain (Loss) on Investments	(3,902,209)	(2,915,419)	(2,813,009)

Net Increase in Net Assets Resulting From Operations	$(3,554,972)	$(1,840,707)	$(2,779,658)

*	Funds commenced operations on November 2, 2017

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2018	October 31, 2017

Operations:
Net Investment Income	$13,036,867	$9,689,696
Net Realized Gain on Investments and Swaps	(3,824,827)	22,695,489
Distributions from underlying investment companies	—	2,631
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(12,508,280)	(9,730,124)
Net Increase in Net Assets Resulting From Operations	(3,296,240)	22,657,692

Distributions to Shareholders From:
Total Distributions Paid *:
Class I	(4,264,701)	—
Class N	(1,338,745)	—
Class Y	(22,509,687)	—
Net Investment Income:
Class I	—	(2,219,427)
Class N	—	(998,314)
Class Y	—	(10,142,992)
Total Distributions to Shareholders	(28,113,133)	(13,360,733)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	25,385,126	53,683,615
Distributions Reinvested	3,688,511	1,922,673
Redemption Fee Proceeds	2,681	4,549
Cost of Shares Redeemed	(47,783,718)	(25,875,524)
Total From Capital Transactions: Class I	(18,707,400)	29,735,313

Class N Shares:
Proceeds from Shares Issued	5,565,868	13,559,437
Distributions Reinvested	1,297,950	889,047
Redemption Fee Proceeds	909	2,127
Cost of Shares Redeemed	(16,418,449)	(14,891,652)
Total From Capital Transactions: Class N	(9,553,722)	(441,041)

Class Y Shares:
Proceeds from Shares Issued	135,738,820	212,836,145
Distributions Reinvested	20,309,801	8,632,584
Redemption Fee Proceeds	15,242	21,222
Cost of Shares Redeemed	(196,186,881)	(86,670,307)
Total From Capital Transactions: Class Y	(40,123,018)	134,819,644

Total Increase in Net Assets	(99,793,513)	173,410,875

Nets Assets:
Beginning of Period	450,243,055	276,832,180
End of Period **	$350,449,542	$450,243,055

SHARE ACTIVITY
Class I:
Shares Sold	1,654,381	3,431,327
Shares Reinvested	242,119	126,126
Shares Redeemed	(3,129,144)	(1,653,918)
Net increase / (decrease) in shares of beneficial interest outstanding	(1,232,644)	1,903,535
Class N:
Shares Sold	360,864	872,031
Shares Reinvested	85,209	58,513
Shares Redeemed	(1,081,018)	(945,510)
Net increase / (decrease) in shares of beneficial interest outstanding	(634,944)	(14,966)
Class Y:
Shares Sold	8,781,115	13,574,254
Shares Reinvested	1,326,798	562,824
Shares Redeemed	(12,888,351)	(5,516,930)
Net increase / (decrease) in shares of beneficial interest outstanding	(2,780,439)	8,620,148

*	Distributions from net investment income and net realized capital gains are combined for the year ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended October 31, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets- End of Year includes distributions in excess of net investment income of $18,079,801 as of October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	October 31, 2018	October 31, 2017*

Operations:
Net Investment Income	$2,805,036	$756,083
Net Realized Loss on Investments	(1,799,904)	(161,383)
Net Change in Unrealized Appreciation on Investments	(517,462)	517,462
Net Increase in Net Assets Resulting From Operations	487,670	1,112,162

Distributions to Shareholders From:
Total Distributions Paid **:
Class I	(2,891,500)	—
Class N	(2,657)	—
Net Investment Income:
Class I	—	(724,026)
Class N	—	—
Total Distributions to Shareholders	(2,894,157)	(724,026)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	158,086,866	54,314,387
Distributions Reinvested	2,771,551	723,960
Cost of Shares Redeemed	(35,048,961)	(8,801,803)
Total From Capital Transactions: Class I	125,809,456	46,236,544

Class N Shares:
Proceeds from Shares Issued	208,169	15
Distributions Reinvested	2,657	—
Cost of Shares Redeemed	(47,096)	—
Total From Capital Transactions: Class N	163,730	15

Total Increase in Net Assets	123,566,699	46,624,695

Nets Assets:
Beginning of Period	46,624,695	—
End of Period ***	$170,191,394	$46,624,695

SHARE ACTIVITY
Class I:
Shares Sold	10,174,283	3,543,545
Shares Reinvested	178,979	46,748
Shares Redeemed	(2,264,076)	(574,061)
Net increase in shares of beneficial interest outstanding	8,089,185	3,016,232
Class N:
Shares Sold	13,181	1
Shares Reinvested	168	—
Shares Redeemed	(2,987)	—
Net increase in shares of beneficial interest outstanding	10,362	1

*	Fund commenced operations on March 9, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended October 31, 2017 have not been reclassified to conform to the current year presentation.

***	Net Assets- End of Year includes distributions in excess of net investment income of $52,460 as of October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	October 31, 2018	October 31, 2017*

Operations:
Net Investment Income	$865,760	$167,490
Net Realized Gain on Investments	5,912,134	470,358
Net Change in Unrealized Appreciation on Investments	(5,972,064)	2,083,956
Net Increase in Net Assets Resulting From Operations	805,830	2,721,804

Distributions to Shareholders From:
Total Distributions Paid **:
Class I	(1,080,117)	—
Class N	(4,805)	—
Total Distributions to Shareholders	(1,084,922)	—

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	43,846,982	63,553,094
Distributions Reinvested	1,076,875	—
Cost of Shares Redeemed	(35,933,478)	(4,478,930)
Total From Capital Transactions: Class I	8,990,379	59,074,164

Class N Shares:
Proceeds from Shares Issued	821,008	276,315
Distributions Reinvested	4,805	—
Cost of Shares Redeemed	(198,106)	—
Total From Capital Transactions: Class N	627,707	276,315

Total Increase in Net Assets	9,338,994	62,072,283

Nets Assets:
Beginning of Period	62,072,283	—
End of Period ***	$71,411,277	$62,072,283

SHARE ACTIVITY
Class I:
Shares Sold	2,574,952	4,066,484
Shares Reinvested	63,160	—
Shares Redeemed	(2,093,688)	(279,552)
Net increase in shares of beneficial interest outstanding	544,424	3,786,932
Class N:
Shares Sold	48,563	17,030
Shares Reinvested	282	—
Shares Redeemed	(11,527)	—
Net increase in shares of beneficial interest outstanding	37,318	17,030

*	Fund commenced operations on March 9, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended October 31, 2017 have not been reclassified to conform to the current year presentation.

***	Net Assets- End of Year includes distributions in excess of net investment income of $188,399 as of October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 2, 2017
Through October 31, 2018*

Operations:
Net Investment Income	$347,237
Net Realized Gain on Investments	(3,901,940)
Net Change in Unrealized Appreciation on Investments	(269)
Net Increase in Net Assets Resulting From Operations	(3,554,972)

Distributions to Shareholders From:
Distributions from Paid in Capital:
Class I	(470,930)
Class N	(742)
(471,672)
Total Distributions Paid**:
Class I	(1,258)
Class N	—
(1,258)

Total Distributions to Shareholders	(472,930)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	94,190,208
Distributions Reinvested	472,135
Cost of Shares Redeemed	(9,009,068)
Total From Capital Transactions: Class I	85,653,275

Class N Shares:
Proceeds from Shares Issued	195,302
Distributions Reinvested	742
Cost of Shares Redeemed	(40,140)
Total From Capital Transactions: Class N	155,904

Total Increase in Net Assets	81,781,277

Nets Assets:
Beginning of Period	—
End of Period	$81,781,277

SHARE ACTIVITY
Class I:
Shares Sold	6,141,557
Shares Reinvested	32,112
Shares Redeemed	(607,887)
Net increase in shares of beneficial interest outstanding	5,565,783
Class N:
Shares Sold	13,076
Shares Reinvested	51
Shares Redeemed	(2,702)
Net increase in shares of beneficial interest outstanding	10,424

*	Fund commenced operations on November 2, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 2, 2017
Through October 31, 2018*

Operations:
Net Investment Income	$1,074,712
Net Realized Gain on Investments	279,044
Net Change in Unrealized Appreciation on Investments	(3,194,463)
Net Increase in Net Assets Resulting From Operations	(1,840,707)

Distributions to Shareholders From:
Total Distributions Paid**:
Class I	(1,082,341)
Class N	(2,009)
Total Distributions to Shareholders	(1,084,350)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	64,820,562
Distributions Reinvested	1,082,256
Cost of Shares Redeemed	(7,289,612)
Total From Capital Transactions: Class I	58,613,206

Class N Shares:
Proceeds from Shares Issued	174,655
Distributions Reinvested	2,009
Cost of Shares Redeemed	(34,017)
Total From Capital Transactions: Class N	142,647

Total Increase in Net Assets	55,830,796

Nets Assets:
Beginning of Period	—
End of Period	$55,830,796

SHARE ACTIVITY
Class I:
Shares Sold	4,256,106
Shares Reinvested	71,781
Shares Redeemed	(481,564)
Net increase in shares of beneficial interest outstanding	3,846,323
Class N:
Shares Sold	11,577
Shares Reinvested	133
Shares Redeemed	(2,247)
Net increase in shares of beneficial interest outstanding	9,462

*	Fund commenced operations on November 2, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

Redwood Activist LeadersTM Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 2, 2017
Through October 31, 2018*

Operations:
Net Investment Income	$33,351
Net Realized Gain on Investments	670,231
Net Change in Unrealized Appreciation on Investments	(3,483,240)
Net Increase in Net Assets Resulting From Operations	(2,779,658)

Distributions to Shareholders From:
Total Distributions Paid**:
Class I	(36,979)
Class N	(24)
Total Distributions to Shareholders	(37,003)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	44,625,822
Distributions Reinvested	36,974
Cost of Shares Redeemed	(11,153,874)
Total From Capital Transactions: Class I	33,508,922

Class N Shares:
Proceeds from Shares Issued	81,358
Distributions Reinvested	24
Cost of Shares Redeemed	(15,473)
Total From Capital Transactions: Class N	65,909

Total Increase in Net Assets	30,758,170

Nets Assets:
Beginning of Period	—
End of Period	$30,758,170

SHARE ACTIVITY
Class I:
Shares Sold	2,763,890
Shares Reinvested	2,386
Shares Redeemed	(693,351)
Net increase in shares of beneficial interest outstanding	2,072,925
Class N:
Shares Sold	5,162
Shares Reinvested	—
Shares Redeemed	(965)
Net increase in shares of beneficial interest outstanding	4,197

*	Fund commenced operations on November 2, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the year ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 *

Net Asset Value, Beginning of Period	$15.95	$15.66	$14.60	$15.28	$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.45	0.43	0.40	0.13	0.22
Net Gain (Loss) from Investments (Both Realized and Unrealized)	(0.55)	0.51	1.00	(0.65)	0.35
Total From Operations	(0.10)	0.94	1.40	(0.52)	0.57

Less Distributions:
From Net Investment Income	(0.99)	(0.65)	(0.34)	(0.16)	(0.29)
Total Distributions	(0.99)	(0.65)	(0.34)	(0.16)	(0.29)

Paid-in-Capital from Redemption Fees (f)	0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$14.86	$15.95	$15.66	$14.60	$15.28

Total Return (b)	(0.65)%	6.24%	9.72%	(3.39)%	3.83	% (d)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$52,093	$75,575	$44,383	$48,132	$31,129

Ratio of Expenses to Average Net Assets (e)	1.50%	1.43%	1.52%	1.73%	1.79	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.94%	2.72%	2.71%	0.88%	2.58	% (c)
Portfolio Turnover Rate	217%	110%	111%	519%	358	% (d)

	Class N
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 *

Net Asset Value, Beginning of Period	$15.94	$15.65	$14.58	$15.28	$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.40	0.38	0.36	0.10	0.23
Net Gain (Loss) from Investments (Both Realized and Unrealized)	(0.54)	0.52	1.01	(0.66)	0.33
Total From Operations	(0.14)	0.90	1.37	(0.56)	0.56

Less Distributions:
From Net Investment Income	(0.96)	(0.61)	(0.30)	(0.14)	(0.28)
Total Distributions	(0.96)	(0.61)	(0.30)	(0.14)	(0.28)

Paid-in-Capital from Redemption Fees (f)	0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$14.84	$15.94	$15.65	$14.58	$15.28

Total Return (b)	(0.97)%	5.99%	9.51%	(3.69)%	3.71	% (d)

Ratios/Supplemental Data
Net Assets, End of Period (000s)	$13,364	$24,473	$24,263	$20,107	$14,863

Ratio of Expenses to Average Net Assets (e)	1.74%	1.68%	1.77%	1.99%	2.04	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.61%	2.42%	2.46%	0.68%	2.33	% (c)
Portfolio Turnover Rate	217%	110%	111%	519%	358	% (d)

*	Class I and Class N commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Amount is less than 0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the		For the	For the		For the		For the
	Year Ended		Year Ended	Year Ended		Year Ended		Period Ended
	October 31, 2018		October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014 *

Net Asset Value, Beginning of Period	$16.03		$15.74	$14.66		$15.32		$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.46		0.43	0.40		0.17		0.39
Net Gain (Loss) from Investments (Both Realized and Unrealized)	(0.55)		0.51	1.02		(0.66)		0.22
Total From Operations	(0.09)		0.94	1.42		(0.49)		0.61

Less Distributions:
From Net Investment Income	(0.99)		(0.65)	(0.34)		(0.17)		(0.29)
Total Distributions	(0.99)		(0.65)	(0.34)		(0.17)		(0.29)

Paid-in-Capital from Redemption Fees (h)	0.00		0.00	0.00		0.00		0.00

Net Asset Value, End of Period	$14.95		$16.03	$15.74		$14.66		$15.32

Total Return (b)	(0.64)%		6.20%	9.82%		(3.25)%		4.10	% (d)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$284,993		$350,196	$208,186		$207,455		$219,812

Ratio of gross expenses to average net assets (e)	1.46	% (f)	1.43%	1.52	% (f)	1.72	% (f)	1.79	% (c)(f)
Ratio of net expenses to average net assets (e)	1.48	% (g)	1.50%	1.50%		1.50%		1.50	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(i)	3.01%		2.72%	2.69%		1.15%		2.87	% (c)
Portfolio Turnover Rate	217%		110%	111%		519%		358	% (d)

*	Class Y commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(h)	Amount is less than 0.005 per share.

(i)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I			Class N
	For the	For the		For the	For the
	Year Ended	Period Ended		Year Ended	Period Ended
	October 31, 2018	October 31, 2017		October 31, 2018	October 31, 2017

Net Asset Value, Beginning of Period	$15.46	$15.00		$15.72	$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.42	0.37		0.33	—
Net Gain from Investments (Both Realized and Unrealized)	(0.18)	0.37		(0.12)	0.72
Total From Operations	0.24	0.74		0.21	0.72

Less Distributions:
From Net Investment Income	(0.39)	(0.28)		(0.32)	—
Total Distributions	(0.39)	(0.28)		(0.32)	—

Net Asset Value, End of Period	$15.31	$15.46		$15.61	$15.72

Total Return (b)	1.64%	4.93	% (h)	1.31%	4.80	% (h)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$170,030	$46,625		$162	$16	(g)

Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.04%	1.44	% (c)	1.25%	1.69	% (c)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.04%	1.23	% (c)	1.25%	1.48	% (c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	0.96%	1.22	% (c)	1.22%	1.47	% (c)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	0.96%	1.00	% (c)	1.22%	1.25	% (c)
Ratio of Net Investment Income to Average Net Assets (e,f)	2.73%	3.77	% (c)	2.08%	0.00	% (c)
Portfolio Turnover Rate	280%	24	% (d)	280%	24	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I			Class N
	For the	For the		For the	For the
	Year Ended	Period Ended		Year Ended	Period Ended
	October 31, 2018	October 31, 2017		October 31, 2018	October 31, 2017

Net Asset Value, Beginning of Period	$16.32	$15.00		$16.32	$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.19	0.07		0.13	(0.14)
Net Gain from Investments (Both Realized and Unrealized)	—	1.25		0.02	1.46
Total From Operations	0.19	1.32		0.15	1.32

Less Distributions:
From Net Investment Income	(0.13)	—		(0.12)	—
From Net Realized Gains	(0.10)	—		(0.10)	—
Total Distributions	(0.23)	—		(0.22)	—

Net Asset Value, End of Period	$16.28	$16.32		$16.25	$16.32

Total Return (b)	1.12%	8.80%		0.89%	8.80%

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$70,528	$61,794		$883	$278	(g)

Ratio of Expenses to Average Net Assets (e)	1.21%	1.37	% (c)	1.47%	1.62	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.20%	1.20	% (c)	1.45%	1.45	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,f)	1.10%	0.71	% (c)	0.78%	(1.33	)% (c)
Portfolio Turnover Rate (d)	128%	8	% (d)	128%	8	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I		Class N
	For the Period		For the Period
	November 2, 2017		November 2, 2017
	Through October 31, 2018*		Through October 31, 2018*

Net Asset Value, Beginning of Period	$15.00		$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.08		0.06
Net Gain from Investments (Both Realized and Unrealized)	(0.32)		(0.33)
Total From Operations	(0.24)		(0.27)

Less Distributions:
From Paid in Capital	(0.09)		(0.07)
From Net Investment Income	(0.00	) (g)	(0.00	) (g)
Total Distributions	(0.09)		(0.07)

Net Asset Value, End of Period	$14.67		$14.66

Total Return (b)	(1.58)%		(1.79)%

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$81,628		$153

Ratio of Expenses to Average Net Assets (c,e)	1.23%		1.51%
Ratio of Net Expenses to Average Net Assets (c,e)	1.20%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	0.55%		0.38%
Portfolio Turnover Rate (d)	682%		682%

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period	For the Period
	November 2, 2017	November 2, 2017
	Through October 31, 2018*	Through October 31, 2018*

Net Asset Value, Beginning of Period	$15.00	$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.35	0.28
Net Gain from Investments (Both Realized and Unrealized)	(0.53)	(0.50)
Total From Operations	(0.18)	(0.22)

Less Distributions:
From Net Investment Income	(0.34)	(0.31)
Total Distributions	(0.34)	(0.31)

Net Asset Value, End of Period	$14.48	$14.47

Total Return (b)	(1.27)%	(1.52)%

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$55,694	$137

Ratio of Expenses to Average Net Assets (c,e)	1.41%	1.67%
Ratio of Net Expenses to Average Net Assets (c,e)	1.30%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	2.30%	1.85%
Portfolio Turnover Rate (d)	20%	20%

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Activist LeadersTM Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period	For the Period
	November 2, 2017	November 2, 2017
	Through October 31, 2018*	Through October 31, 2018*

Net Asset Value, Beginning of Period	$15.00	$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.02	(0.02)
Net Gain from Investments (Both Realized and Unrealized)	(0.19)	(0.18)
Total From Operations	(0.17)	(0.20)

Less Distributions:
From Net Investment Income	(0.02)	(0.01)
Total Distributions	(0.02)	(0.01)

Paid-in-Capital from Redemption Fees (g)	0.00	0.00

Net Asset Value, End of Period	$14.81	$14.79

Total Return (b)	(1.14)%	(1.34)%

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$30,696	$62

Ratio of Expenses to Average Net Assets (c,e)	1.16%	1.40%
Ratio of Net Expenses to Average Net Assets (c,e)	0.90%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	0.11%	(0.11)%
Portfolio Turnover Rate (d)	111%	111%

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2018

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical Core Fund (the “Tactical Core Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend Fund (the “SMarT Fund”), Redwood Activist Leaders Fund (the “Activist Leader Fund”), and collectively (the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund and Tactical Core Fund commenced operations on March 9, 2017. The Activist Leaders Fund, Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund seeks to generate tax-efficient income, while focusing on managing downside risk. The Tactical Core Fund seeks to generate long-term total return with capital preservation as a secondary objective. The Activist Leader Fund seeks to generate long-term capital growth. The Tactical International Fund seeks to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund seeks to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical Core Fund, , Tactical International Fund, SMarT Fund, and Activist Leader Fund each offer Class I and Class N shares. All classes are sold at NAV and the shares of the Managed Volatility Fund are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Funds and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm, as needed, to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2018 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,824,090	$—	$—	$19,824,090
Mutual Funds	323,637,681	—	—	323,637,681
Short Term Investments	1,140,828	—	—	1,140,828
Total Assets	$344,602,599	$—	$—	$344,602,599
Liabilities
Derivatives
Swaps *	$—	$279,160	$—	$279,160
Total Liabilities	$—	$279,160	$—	$279,160

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short Term Investments	$169,031,921	—	—	$169,031,921
Total Assets	$169,031,921	$—	$—	$169,031,921

Redwood AlphaFactor® Tactical Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$69,243,271	—	—	$69,243,271
Total Assets	$69,243,271	$—	$—	$69,243,271

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Short Term Investments	$75,337,491	—	—	$75,337,491
Total Assets	$75,337,491	$—	$—	$75,337,491

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$12,566,252	$—	$—	$12,566,252
Exchange Traded Funds	42,707,426	—	—	42,707,426
Total Assets	$55,273,678	$—	$—	$55,273,678

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

Redwood Activist Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$30,160,096	—	—	$30,160,096
Total Assets	$30,160,096	$—	$—	$30,160,096

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Levels during the year or period. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Appreciation of swap contracts is reported in the above table.

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to active trading risk, asset-backed securities risk, bank loan risk, borrowing risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, fixed income risk, foreign investment risk, gap risk, high-yield fixed income securities risk, investment companies and exchange traded funds risk, issuer-specific risk, leveraging risk, liquidity risk, management risk, market risk, market events risk, model risk, U.S. government securities risk, valuation risk, activist risk, geographic and sector risk, index tracking error risk, market capitalization risk, market risk, new fund risk, passive investment risk, quantitative investing risk, asset allocation risk, cash positions risk, credit default swaps risk, managed volatility strategy risk, money market instrument risk, rules-based strategy risk, swap risk, swaptions risk, and underlying fund risk.

Swap Agreements – The Managed Volatility Fund, Municipal Income Fund, SMarT Fund and Tactical International Fund may enter into various swap transactions for investment purposes or to manage interest rate, currency, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, securities, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

Swap agreements are subject to the risk that the counterparty to the swap will default on its obligations to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that the swap may be terminated by a fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and the Fund may not be able to see to achieve its investment objective.

The Managed Volatility Fund maintains a control account with the value of the collateral to be not less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays Bank for that month). As of October 31, 2018 no open swaps were held with Barclays Bank. As of October 31, 2018 the notional value of the credit default swap was $60,000,000. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract’s remaining life), which is monthly. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the year ended October 31, 2018 was $10,000,000, with an upfront payment of $3,608,000 for the swap open at October 31, 2018. The average month end notional value of the total return swaps that the Managed Volatility Fund invested in during the year ended October 31, 2018 was $118,256,819. As of October 31, 2018 the Fund was not invested in total return swaps.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of October 31, 2018:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Depreciation on Swap Contracts

The following table sets forth the fair value of derivative contracts by primary risk exposure as of October 31, 2018:

Managed Volatility Fund

Liability Derivatives Investment Value
Derivative Investment Type	Interest Rate
Credit Default Swap Contracts	$(279,160)

The following is a summary of the location of derivative investments on the Statements of Operations for the year ended October 31, 2018:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net realized gain (loss) on Swap Contracts
Net change in unrealized appreciation (depreciation) on Swap Contracts

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2018:

Managed Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the
			Year Ended October 31,
Derivative Investment Type	Equity Risk	Interest Rate	2018
Swap Contracts	$(1,305,533)	$159,427	$(1,146,106)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
			Total for the
			Year Ended October 31,
Derivative Investment Type	Equity Risk	Interest Rate	2018
Swap Contracts	$(211,737)	$(279,160)	$(490,897)

Tactical International Fund

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the Year Ended
Derivative Investment Type	Equity Risk	October 31, 2018
Total Return Swap Contracts	$(2,310,035)	$(2,310,035)

The notional value of the derivative instruments outstanding as of October 31, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

Offsetting of Financial Assets and Derivative Assets – The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2018.

Managed Volatility Fund

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Assets Presented in
	Recognized Assets	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	(Liabilities) (1)	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Total Return Swap Contracts	$(279,160)	$—	$—	$—	$279,160	(2)
Total	$(279,160)	$—	$—	$—	$279,160		$—

(1)	Swap contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and according, does not include excess collateral pledged

Equity Risk – The Tactical Core Fund, Activist Leader Fund, Tactical International Fund, and SMarT Fund are subject to equity risk. The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities are susceptible volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Each equity security and equity related investments generally have greater market price volatility than fixed income securities.

Investment Companies and Exchange Traded Funds (“ETFs”) Risk – The Funds may invest in other investment companies, including ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall securities market risk may affect the value of individual instruments in which a Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly for Managed Volatility Fund, Municipal Income Fund, Activist Leaders Fund, Tactical International Fund and SMarT Fund. The Tactical Core Fund make distributions annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

Federal Income Taxes – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2015 to October 31, 2017 for the Managed Volatility Fund, the open tax year ended October 31, 2017 for the Municipal Income Fund and Tactical Core Fund, and the open tax year ended October 31, 2018 for the Managed Volatility Fund, Municipal Income Fund, Tactical Core Fund, Tactical International Fund, SMaRT Fund, and the Activist Leader Fund or positions expected to be taken in the Funds’ October 31, 2018 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended October 31, 2018: amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$773,481,513	$734,442,867
Municipal Income Fund	202,806,337	257,049,098
Tactical Core Fund	107,235,286	100,322,821
Tactical International Fund	110,618,647	109,048,052
SMarT Fund	67,824,953	9,635,852
Activist Leaders Fund	68,230,507	35,257,400

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical Core Fund	0.90%
Tactical International Fund	0.90%
SMarT Fund	1.00%
Activist Leaders Fund	0.60%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2019 for Managed Volatility Fund, Municipal Income Fund, Tactical Core Fund and until at least November 1, 2018 for Activist Leader Fund, Tactical International Fund and SMarT Fund to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No recoupment amount will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a recoupment is in the best interest of the applicable Fund and its shareholders. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund *	1.67%	1.92%	1.43%
Municipal Income Fund	1.00%	1.25%
Tactical Core Fund	1.20%	1.45%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%
Activist Leaders Fund	0.90%	1.15%

*	The Managed Volatility Fund’s expense limitation through February 28, 2018 was 1.74%, 1.99% and 1.50% for the Class I, Class N and Class Y shares, respectively

For the year ended October 31, 2018, the Advisor recaptured $92,828 of previously waived fees for Class Y of the Managed Volatility Fund. During the year ended October 31, 2018, the Advisor reimbursed $298,755, $0, $10,685, $20,123 $50,647, and $80,576 to the Managed Volatility Fund, Municipal Income Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund and Activist Leaders Fund, respectively. Cumulative expenses subject to recapture will expire on October 31 of the following years:

		Managed		AlphaFactor®	Systematic
	Managed	Municipal Income	AlphaFactor®	Tactical	Macro Trend	Activist Leaders
Year	Volatility Fund	Fund	Tactical Core Fund	International Fund	(“SMarT”) Fund	Fund
2019	$32,501	$—	$—	$—	$—	$—
2020	—	45,756	39,609	—	—	—
2021	298,755	—	10,685	20,123	50,647	80,576
Total	$331,256	$45,756	$50,294	$20,123	$50,647	$80,576

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the year ended October 31, 2018, Class N paid $48,391, $307, $1,728, $270, $244, and $118, in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical Core Fund, Tactical International Fund, SMarT Fund and Activist Leader Fund respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	LINE OF CREDIT

The Municipal Income Fund has a secured a bank line of credit through BNP Paribas (“the Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings. Under the terms of the agreement, the Fund pays an interest rate of the 3 month LIBOR plus 125 basis points. During the year ended October 31, 2018 the Fund incurred $81,335 of interest expense related to the borrowings. Average interest rate during the year ended October 31, 2018 was 3.0%. The Line of Credit was utilized for 94 days during the period, while the largest outstanding borrowing during the year ended October 31, 2018 was $11,126,965. As of October 31, 2018 the Fund had no outstanding borrowings.

6.	REDEMPTION FEES

Prior to March 1, 2018, Managed Volatility Fund could assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sold their shares after holding them for less than 30 days. The redemption fee was paid directly to the Fund in which the short-term redemption fee occurred. For the year ended October 31, 2018, the Managed Volatility Fund assessed $2,681 on Class I shares, $909 on Class N shares, and $15,242 on Class Y shares in redemption fees. Effective March 1, 2018, the Managed Volatility Fund removed the short term redemption fee.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Managed Volatility Fund	$354,002,945	$1,302,215	$(10,702,561)	$(9,400,346)
Municipal Income Fund	169,031,921	—	—	—
Tactical Core Fund	73,419,669	3,773,896	(7,950,294)	(4,176,398)
Tactical International Fund	75,337,491	—	—	—
SMarT Fund	58,466,958	462,972	(3,656,252)	(3,193,280)
Activist Leaders Fund	34,030,406	818,424	(4,688,734)	(3,870,310)

8.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	For the period ended October 31, 2018:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Managed Volatility Fund	$28,113,133	$—	$—	$—	$28,113,133
Municipal Income Fund	297,527	—	36,661	2,559,969	2,894,157
Tactical Core Fund	1,084,922	—	—	—	1,084,922
Tactical International Fund	472,930	—	—	—	472,930
SMarT Fund	1,084,350	—	—	—	1,084,350
Activist Leaders Fund	37,004	—	—	—	37,004

	For the period ended October 31, 2017:
	Ordinary	Long-Term	Exempt
Portfolio	Income	Capital Gains	Income	Total
Managed Volatility Fund	$13,360,733	$—	$—	$13,360,733
Municipal Income Fund	15,639	—	708,387	724,026

As of October 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Volatility Fund	$—	$1,839,838	$—	$—	$(13,846,942)	$—	$(9,400,346)	$(21,407,450)
Municipal Income Fund	—	—	—	—	(1,961,287)	—	—	(1,961,287)
Tactical Core Fund	—	6,547,546	92,473	—	—	—	(4,176,398)	2,463,621
Tactical International Fund	—	13,005	—	—	(4,033,862)	—	(269)	(4,021,126)
SMarT Fund	—	265,057	9,940	—	—	—	(3,193,280)	(2,918,283)
Activist Leaders Fund	—	1,051,796	8,622	—	—	—	(3,870,310)	(2,809,892)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, tax deferral of losses on wash sales and tax adjustments for real estate investment trusts, C-Corporation return of capital distributions and partnerships.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

At October 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Managed Volatility Fund	$12,084,982	$1,761,960	$13,846,942
Municipal Income Fund	1,961,287	—	1,961,287
Tactical Core Fund	—	—	—
Tactical International Fund	4,033,862	—	4,033,862
SMarT Fund	—	—	—
Activist Leaders Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and the return of capital distributions, resulted in reclassifications for the period ended October 31, 2018 as follows:

	Paid	Accumulated
	In	Earnings
Portfolio	Capital	(Losses)
Managed Volatility Fund	$(1)	$1
Municipal Income Fund	(36,661)	36,661
Tactical Core Fund	—	—
Tactical International Fund	(6,776)	6,776
SMarT Fund	(6,774)	6,774
Activist Leaders Fund	(6,770)	6,770

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund and the SMarT Fund invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The other Funds may also invest in investment companies. Such investments would subject the Funds to similar risks.

The performance of the Municipal Income Fund will be directly affected by the performance of the Blackrock Liquidity Funds Municash Portfolio – Institutional Class and the JP Morgan Tax Free Money Market Fund – Institutional Class and the performance of the Tactical International Fund will be directly affected by the performance of the Morgan Stanley Institutional Liquidity Funds – Prime Portfolio. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Managed Municipal Fund and Tactical International Fund’s financial statements. As of October 31, 2018, the percentage of the Managed Municipal Fund’s net assets invested in the Blackrock Liquidity Funds Municash Portfolio – Institutional Class and the JP Morgan Tax Free Money Market Fund – Institutional Class was 28.8% and 47.0%, respectively. The percentage of the Tactical International Fund’s net assets invested in Morgan Stanley Institutional Liquidity Funds – Prime Portfolio was 65.0%.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2018

10.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2018, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

				Tactical
	Managed Volatility	Municipal	Tactical Core	International		Activist
Owner	Fund	Income Fund	Fund	Fund	SMarT Fund	Leaders Fund
Charles Schwab (1)	—	—	39.9%	43.3%	39.7%	42.7%
National Financial Services (1)	34.7%	36.5%	—	—	—	—
TD Ameritrade (1)	36.1%	44.6%	52.1%	54.9%	60.1%	57.3%

(1)	These owners are comprised of multiple investors and accounts.

11.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. The amendments have been adapted with these financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

GRANT THORNTON LLP 757 Third Ave., 9th Floor New York, NY 10017		REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

D F	+1 212.599.0100 +1 212.370.4520	Board of Trustees of the Two Roads Trust and Shareholders of
Redwood Managed Volatility Fund
Redwood Managed Municipal Income Fund
Redwood AlphaFactor® Tactical Core Fund
Redwood AlphaFactor® Tactical International Fund
Redwood Systematic Macro Trend (“SMarT”) Fund
Redwood Activist Leaders™ Fund

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical Core Fund, Redwood AlphaFactor® Tactical International Fund, Redwood Systematic Macro Trend (“SMarT”) Fund, and Redwood Activist Leaders™ Fund (six of the funds in the Two Roads Shared Trust) (collectively, the “Funds”) as of October 31, 2018, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). The accompanying financial highlights for the year ended October 31, 2015 and for the period December 19, 2013 (date of commencement of operations) through October 31, 2014 of Redwood Managed Volatility Fund were audited by other auditors whose report thereon dated December 29, 2015 expressed an unqualified opinion on those financial highlights.

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, and the results of their operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

GT.COM		Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Fund	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Redwood Managed Volatility Fund	For the year ended October 31, 2018	For each of the two years in the period ended October 31, 2018	For each of the three years in the period ended October 31, 2018
Redwood Managed Municipal Income Fund	For the year ended October 31, 2018	For the year ended October 31, 2018 and for the period March 9, 2017 (commencement of operations) through October 31, 2017	For the year ended October 31, 2018 and for the period March 9, 2017 (commencement of operations) through October 31, 2017
Redwood AlphaFactor® Tactical Core Fund	For the year ended October 31, 2018	For the year ended October 31, 2018 and for the period March 9, 2017 (commencement of operations) through October 31, 2017	For the year ended October 31, 2018 and for the period March 9, 2017 (commencement of operations) through October 31, 2017
Redwood AlphaFactor® Tactical International Fund	For the period November 2, 2017 (commencement of operations) through October 31, 2018	For the period November 2, 2017 (commencement of operations) through October 31, 2018	For the period November 2, 2017 (commencement of operations) through October 31, 2018
Redwood Systematic Macro Trend (“SMarT”) Fund	For the period November 2, 2017 (commencement of operations) through October 31, 2018	For the period November 2, 2017 (commencement of operations) through October 31, 2018	For the period November 2, 2017 (commencement of operations) through October 31, 2018
Redwood Activist Leaders™ Fund	For the period November 2, 2017 (commencement of operations) through October 31, 2018	For the period November 2, 2017 (commencement of operations) through October 31, 2018	For the period November 2, 2017 (commencement of operations) through October 31, 2018

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

New York, New York

December 31, 2018

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2018

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning May 1, 2018 and held through October 31, 2018.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	5/1/18	10/31/18	Period*	10/31/18	Period*
Redwood Managed Volatility Fund	1.50%	$1,000.00	$1,001.00	$7.56	$1,017.65	$7.62
Redwood Managed Municipal Income Fund	1.04%	$1,000.00	$1,008.40	$5.28	$1,019.95	$5.31
Redwood AlphaFactor® Tactical Core Fund	1.20%	$1,000.00	$986.10	$6.01	$1,019.16	$6.11
Redwood AlphaFactor® Tactical International Fund	1.20%	$1,000.00	$995.60	$6.04	$1,019.16	$6.11
Redwood Systematic Macro Trend “SMarT” Fund	1.30%	$1,000.00	$981.60	$6.49	$1,018.65	$6.61
Redwood Activist Leader Fund	0.90%	$1,000.00	$941.20	$4.40	$1,020.67	$4.58

Class N
Redwood Managed Volatility Fund	1.74%	$1,000.00	$999.00	$8.76	$1,016.44	$8.84
Redwood Managed Municipal Income Fund	1.23%	$1,000.00	$1,007.60	$6.22	$1,019.00	$6.26
Redwood AlphaFactor® Tactical Core Fund	1.20%	$1,000.00	$985.40	$6.01	$1,019.16	$6.11
Redwood AlphaFactor® Tactical International Fund	1.45%	$1,000.00	$993.80	$7.29	$1,017.90	$7.38
Redwood Systematic Macro Trend “SMarT” Fund	1.55%	$1,000.00	$980.40	$7.74	$1,017.39	$7.88
Redwood Activist Leader Fund	1.15%	$1,000.00	$940.00	$5.62	$1,019.41	$5.85

Class Y
Redwood Managed Volatility Fund	1.48%	$1,000.00	$1,001.00	$7.47	$1,017.74	$7.53

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended October 31, 2018 (184) divided by the number of days in the fiscal year (365).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2018

At a meeting held on June 12 and 13, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act), which independent Trustees constitute all of the Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s respective compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with the Trust on behalf of the Fund, including the Advisory Agreement; a description of the manner in which investment decisions are made and executed; a review of the financial condition of Redwood; an overview of the personnel that perform advisory, compliance and operational services for the Fund, including any changes in key personnel; Redwood’s compliance policies and procedures, including its business continuity policy and information systems security policy and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940, as amended, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes; an annual review of the operation of Redwood’s compliance program; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Fund as compared to other mutual funds with similar investment strategies.

In reaching its conclusions with respect to the nature and quality of services to be provided by Redwood under the Advisory Agreement, the Board considered that Redwood’s employees have extensive asset management, risk management, operations and compliance experience. The Board considered that Redwood continued to employ quantitative and tactical investment strategies in the Fund that require a level of sophistication to execute and that there have been no significant changes in Redwood’s investment strategies other than the expansion to manage additional strategies and accounts. The Board noted that Redwood had allocated appropriate resources and staff to operate its compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adopted cybersecurity and business continuity policies and procedures, that Redwood’s risk management and associated policies appeared to be operating effectively and that Redwood identified and monitored risks. The Board also considered Redwood’s brokerage practices. The Board also considered the experience and tenure of key personnel, noting the qualifications of the professional staff and that Redwood had added additional staffing as the firm continued to grow, including the recent addition of a new CCO. The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the advisory services provided by Redwood to the Fund were satisfactory and reliable.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2018

Performance. The Board considered the performance of the Fund. With respect to the Fund, the Board considered the Fund’s performance, including for the one-year and three-year, and since inception periods ended April 30, 2018 as compared to the Fund’s benchmark index (BofA Merrill Lynch US Treasuries 3-5 Year Index) and against the performance of a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provider. The Board considered that the Fund had outperformed the median of its Peer Group, the Fund’s Morningstar category (Nontraditional Bond) and the Fund’s primary benchmark for the one-year and three-year periods, and had slightly underperformed the median of its Peer Group, but had outperformed its benchmark for the since inception period.

The Board also took into account management’s discussion of the Fund’s performance and considered the Morningstar category in which the Fund had been placed, noting the differences between the Fund’s investment strategies and the investment strategies of other funds in the Peer Group. The Board also considered that the Fund’s performance over the 3-year period suggests a consistent focus and process with respect to downside risk volatility. The Board concluded that the Fund’s performance was satisfactory and that it was meeting investment objectives.

Fees and Expenses. As to the costs of the services provided by Redwood, with respect to the Fund, the Board considered a comparison of the Fund’s advisory fee and net operating expense ratios to those of the funds in the Peer Group. The Board noted that the Fund’s advisory fee and total net operating expenses were above the Peer Group median and average. The Board took into account Redwood’s discussion of the Fund’s expenses. The Board noted the reduction of the advisory fee from 1.50% to 1.25% in 2015 with respect to the Fund. The Board also considered the Fund’s expense ratio, noting that Redwood had agreed to limit the Fund’s net annual operating expenses to 1.67%, 1.92% and 1.43% (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) of the average net assets of Class I, Class N and Class Y shares of the Fund, respectively. The Board noted that Redwood had lowered the expense limitations of each share class of the Fund by 7 basis points in February 2018.

In considering the level of the advisory fee with respect to the Fund, the Board also took into account the cost of other accounts managed by Redwood, if any, that used a similar investment strategy, noting that differences were attributable to the differences in the management of these different kinds of accounts.

Based on the factors above, the Board concluded that the advisory fee of each of the Fund and Redwood Portfolio was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Redwood based on current asset levels of the Fund, and considered the total profits of Redwood from its relationship with the Fund. The Board noted the direct and indirect costs of operating the Fund and that Redwood continued to reimburse operating expenses of the Fund. The Board concluded that Redwood’s profitability from its relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of the Fund as the Fund grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fees did not currently have breakpoints. The Board considered Redwood’s discussion of the Fund’s advisory fee structure. The Board considered the profitability analysis included in the Board Materials, and noted that while expenses of managing the Fund as a percentage of assets under management are expected to decrease as the Fund’s assets continue to grow, at current asset levels, economies of scale had not yet been reached. The Board noted that it would revisit whether economies of scale should be taken into account in the future once the Fund have achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of any other direct and incidental benefits to be received by Redwood from its association with the Fund. The Board considered that no affiliate of

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2018

Redwood maintains a relationship with the Fund and Redwood did not anticipate receiving any direct, indirect or ancillary material “fall-out” benefits from its relationship with each of the Fund.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its respective shareholders. In considering the Advisory Agreement renewal, the Board did not identify any one factor as all important and each Independent Trustee may have considered different factors as more important.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2018

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees *

				Number of
				Portfolios
	Position(s)	Term and	Principal	Overseen In	Other Directorships
Name, Address,	Held with	Length	Occupation(s) During	The Fund	Held During Past 5
Year of Birth	Registrant	Served	Past 5 Years	Complex**	Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	8	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	8	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	8	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Interim Vice Chancellor for Academic Affairs (since 2018) University of Washington Bothell; Interim Dean (2017-2018), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	8	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2018.

**	As of October 31, 2018, the Trust was comprised of 21 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose. The Fund’s investment adviser also serves as investment adviser to the LeaderSharesTM AlphaFactor® US Core Equity ETF and the Redwood Managed Volatility Portfolio, each a series of the Trust.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2018

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 -present)	N/A	N/A

*	Information is as of October 31, 2018.

**	As of October 31, 2018, the Trust was comprised of 21 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose. The Fund’s investment adviser also serves as investment adviser to the LeaderSharesTM AlphaFactor® US Core Equity ETF and the Redwood Managed Volatility Portfolio, each a series of the Trust.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2018	2017
Redwood Managed Volatility Fund	$15,000	$14,500
Redwood Managed Municipal Income Fund	$15,500	$15,000
Redwood AlphaFactor® Tactical Core Fund	$15,000	$14,500
Redwood AlphaFactor® Tactical International Fund	$15,500	N/A
Redwood Systematic Macro Trend Fund	$15,500	N/A
Redwood Activist Leaders Fund	$15,500	N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2018	2017
Redwood Managed Volatility Fund	$2,800	$2,600
Redwood Managed Municipal Income Fund	$2,800	$2,600
Redwood AlphaFactor® Tactical Core Fund	$2,800	$2,600
Redwood AlphaFactor® Tactical International Fund	$3,000	N/A
Redwood Systematic Macro Trend Fund	$2,800	N/A
Redwood Activist Leaders Fund	$2,800	N/A

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended October 31, 2018.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2018 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: January 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 9, 2019